Derivatives and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Total fair value of derivative assets	$ 991	$ 701
Total fair value of derivative liabilities	164	213
Total derivatives assets, net	711	329
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative assets	991	701
Cash collateral netting	(158)	(336)
Derivative asset and liability netting	(122)	(36)
Total derivatives assets, net	711	329
Other Assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative assets	806	637
Other Assets [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative assets	185	64
Other Assets [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative assets	314	455
Other Assets [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative assets	0	8
Other Assets [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative assets	492	174
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative liabilities	164	213
Cash collateral netting	(4)	0
Derivative asset and liability netting	(122)	(36)
Total derivatives liabilities, net	38	177
Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative liabilities	50	118
Other Liabilities [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative liabilities	114	95
Other Liabilities [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative liabilities	4	2
Other Liabilities [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative liabilities	0	0
Other Liabilities [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative liabilities	$ 46	$ 116